FVM - Valuation adjustments: CVAs, FVAs, DVAs and other valuation adjustments (Detail) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	$ (51)	$ (53)	$ (66)
Funding valuation adjustments		(58)	(58)	(73)
Debit valuation adjustments		1	1	0
Other valuation adjustments		(848)	(867)	(820)
of which: liquidity		(327)	(356)	(340)
of which: model uncertainty		$ (521)	$ (511)	$ (479)

[1]	Amounts do not include reserves against defaulted counterparties.